Loss Per Share - Summary of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss	$ (418,696)	¥ (2,731,985)	¥ (3,691,673)	¥ (1,398,823)
Accretion on Preferred Shares to redemption value	(330,689)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares	0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares	0	0	0	(41,485)
Deemed contribution from repurchase of Preferred Shares	0	0	9,969	0
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares	0	0	0	(66,091)
Net loss attributable to ordinary shareholders of XPeng Inc.	$ (749,385)	¥ (4,889,729)	¥ (4,642,754)	¥ (2,254,864)
Basic and diluted	754,270,914	754,270,914	349,450,580	330,176,070
Basic and diluted | (per share)	$ (0.99)	¥ (6.48)	¥ (13.29)	¥ (6.83)